CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,528,042)	$ (2,542,527)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of debt discount, incl. issuance of warrants	77,031	259,057
Default fee convertible notes		673,956
Stock-based compensation expense	582,862	247,867
Changes in operating assets and liabilities:
Pre-paid expenses	274,715	(274,715)
Other receivable		50,000
Accounts payable and accrued expenses	1,206,088	276,194
Accounts payable related party	689,947	211,176
Net cash used in operating activities	(1,697,399)	(1,098,992)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangibles	(36,931)	(10,000)
Net cash used in investing activities	(36,931)	(10,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from subsidiary stock transactions	600,000	950,000
Proceeds from issuance of convertible notes payable	1,165,000	264,000
Repayment of convertible notes payable		(232,948)
Net cash provided by financing activities	1,765,000	981,052
Net increase (decrease) in cash	30,670	(127,940)
Cash, beginning of period	41,688	169,628
Cash, end of period	72,358	41,688
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid		91,362
Income taxes paid
NON-CASH INVESTING & FINANCING ACTIVITIES:
Issuance of warrants		145,438
Debt discount on convertible note	119,850
Debt premium on convertible note		937,007
Accretion of debt premium to additional paid-in capital		961,128
Common shares issued for the conversion of subsidiary shares, Related party	1,400,000
Common shares issued for the conversion of convertible notes and accrued interest	121,042	34,132
Forgiveness of related party debt recorded to additional paid-in capital	$ 2,007,187